INCOME TAXES (Changes to deferred income tax assets and liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2019	Dec. 30, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of fiscal year, net	$ (12,623)	$ (3,713)
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	23,623	(8,872)
Business acquisitions	(1,100)	0
Other	17	(38)
Balance, end of fiscal year, net	9,917	(12,623)
Non-capital losses
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	14,804	10,367
Non-deductible reserves and accruals
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	1,107	5,683
Property, plant and equipment
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	2,142	(5,267)
Intangible assets
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	1,033	94
Other
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	2,203	(532)
Change In Tax Rate Related Temporary Differences [Member]
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	0	(2,048)
Unrecognized deferred income tax assets
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	$ 2,334	$ (17,169)